UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09177

Catholic Funds Inc
(Exact name of registrant as specified in charter)

1100 W Wells St
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Catholic Funds Inc
1100 W Wells St
Milwaukee, WI 53233
(Name and address of agent for service)

(877) 222-2402
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

Catholic Equity Fund
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.56%
Consumer Discretionary - 11.23%
Apollo Group, Inc. - Class A (a)	600	$46,932
AutoNation, Inc. (a)	850	17,442
AutoZone, Inc. (a)	275	25,426
Bed Bath & Beyond Inc. (a)	1,015	42,407
Best Buy Co., Inc.	1,100	75,405
Big Lots, Inc. (a)	300	3,972
The Black & Decker Corporation	300	26,955
Brunswick Corporation	300	12,996
Carnival Corporation	1,950	106,372
Centex Corporation	400	28,268
Circuit City Stores, Inc.	600	10,374
Clear Channel Communications, Inc.	1,875	57,994
Coach, Inc. (a)	1,200	40,284
Comcast Corporation - Class A (a)	7,452	228,776
Cooper Tire & Rubber Company	200	3,714
Dana Corporation	500	7,505
Darden Restaurants, Inc.	500	16,490
Delphi Corporation	1,800	8,370
Dillard's Inc. - Class A	300	7,026
Dollar General Corporation	1,150	23,414
Dow Jones & Company, Inc.	300	10,635
Eastman Kodak Company	950	25,507
eBay Inc. (a)	4,300	141,943
Family Dollar Stores, Inc.	500	13,050
Federated Department Stores, Inc.	550	40,304
Ford Motor Company	6,000	61,440
Fortune Brands, Inc.	450	39,960
Gannett Co., Inc.	850	60,460
The Gap, Inc.	3,000	59,250
General Motors Corporation	1,915	65,110
Genuine Parts Company	600	24,654
The Goodyear Tire & Rubber Company (a)	700	10,430
H&R Block, Inc.	490	28,591
Harley-Davidson, Inc.	950	47,120
Harrah's Entertainment, Inc.	600	43,242
Hasbro, Inc.	600	12,474
Hilton Hotels Corporation	1,250	29,812
The Home Depot, Inc.	7,450	289,805
International Game Technology	1,100	30,965
The Interpublic Group of Companies, Inc. (a)	1,250	15,225
J.C. Penney Company, Inc. - Holding Company	950	49,951
Johnson Controls, Inc.	630	35,488
Jones Apparel Group, Inc.	400	12,416
KB HOME	400	30,492
Knight-Ridder, Inc.	300	18,402
Kohl's Corporation (a)	1,115	62,340
Leggett & Platt, Incorporated	650	17,277
Limited Brands	1,350	28,917
Liz Claiborne, Inc.	400	15,904
Lowe's Companies, Inc.	2,640	153,701
Marriott International, Inc. - Class A	750	51,165
Mattel, Inc.	1,350	24,705
The May Department Stores Company	950	38,152
Maytag Corporation	300	4,698
McDonald's Corporation	4,350	120,713
The McGraw-Hill Companies, Inc.	1,300	57,525
Meredith Corporation	200	9,812
The New York Times Company - Class A	500	15,575
Newell Rubbermaid Inc.	840	20,026
News Corporation - Class A	9,900	160,182
NIKE, Inc. - Class B	850	73,610
Nordstrom, Inc.	500	33,985
Office Depot, Inc. (a)	1,050	23,982
OfficeMax Inc.	300	8,931
Omnicom Group Inc.	650	51,909
Pulte Homes, Inc.	400	33,700
RadioShack Corporation	500	11,585
Reebok International Ltd.	200	8,366
Sears Holdings Corporation (a)	354	53,054
The Sherwin-Williams Company	500	23,545
Snap-on Incorporated	200	6,860
The Stanley Works	300	13,662
Staples, Inc.	2,475	52,767
Starbucks Corporation (a)	1,350	69,741
Starwood Hotels & Resorts Worldwide, Inc.	750	43,928
Target Corporation	3,045	165,678
Tiffany & Co.	500	16,380
Time Warner Inc. (a)	16,000	267,360
The TJX Companies, Inc.	1,565	38,108
Toys "R" Us, Inc. (a)	650	17,212
Tribune Company	1,050	36,939
Univision Communications Inc. - Class A (a)	1,050	28,928
V.F. Corporation	400	22,888
Viacom Inc. - Class B	5,500	176,110
Visteon Corporation (a)	300	1,809
The Walt Disney Company	7,050	177,519
Wendy's International, Inc.	400	19,060
Whirlpool Corporation	200	14,022
Yum! Brands, Inc.	950	49,476
		4,308,654

Consumer Staples - 9.87%
Alberto-Culver Company	300	12,999
Albertson's, Inc.	1,150	23,782
Altria Group, Inc.	7,050	455,853
Anheuser-Busch Companies, Inc.	2,600	118,950
Archer-Daniels-Midland Company	2,150	45,967
Avon Products, Inc.	1,600	60,560
Brown-Forman Corporation - Class B	400	24,184
Campbell Soup Company	1,350	41,539
The Clorox Company	475	26,467
The Coca-Cola Company	8,005	334,209
Coca-Cola Enterprises, Inc.	1,550	34,115
Colgate-Palmolive Company	1,750	87,342
ConAgra Foods, Inc.	1,640	37,982
Costco Wholesale Corporation	1,550	69,471
CVS Corporation	2,700	78,489
General Mills, Inc.	1,150	53,809
The Gillette Company	3,365	170,370
H.J. Heinz Company	1,150	40,733
Hershey Foods Corporation	800	49,680
Kellogg Company	1,350	59,994
Kimberly-Clark Corporation	1,600	100,144
The Kroger Co. (a)	2,500	47,575
McCormick & Co., Inc.	400	13,072
Molson Coors Brewing Company	300	18,600
The Pepsi Bottling Group, Inc.	800	22,888
PepsiCo, Inc.	5,650	304,705
The Procter & Gamble Company	8,480	447,320
Reynolds American Inc.	500	39,400
Safeway Inc.	1,450	32,756
Sara Lee Corporation	2,500	49,525
SUPERVALU INC.	400	13,044
Sysco Corporation	2,115	76,542
UST Inc.	500	22,830
Walgreen Co.	3,480	160,045
Wal-Mart Stores, Inc.	11,600	559,120
Wm. Wrigley Jr. Company	790	54,384
		3,788,445

Energy - 8.63%
Amerada Hess Corporation	350	37,278
Anadarko Petroleum Corporation	850	69,827
Apache Corporation	1,132	73,127
Ashland Inc.	200	14,374
Baker Hughes Incorporated	1,150	58,834
BJ Services Company	540	28,339
Burlington Resources Inc.	1,300	71,812
ChevronTexaco Corporation	7,272	406,650
ConocoPhillips	4,828	277,562
Devon Energy Corporation	1,600	81,088
El Paso Corporation	2,045	23,558
EOG Resources, Inc.	800	45,440
Exxon Mobil Corporation	21,798	1,252,731
Halliburton Company	1,750	83,685
Kerr-McGee Corporation	450	34,340
Kinder Morgan, Inc.	400	33,280
Marathon Oil Corporation	1,150	61,376
Nabors Industries, Ltd. (a)	500	30,310
National-Oilwell Varco Inc. (a)	600	28,524
Noble Corporation	450	27,680
Occidental Petroleum Corporation	1,340	103,086
Rowan Companies, Inc. (a)	300	8,913
Schlumberger Limited	2,000	151,880
Sunoco, Inc.	300	34,104
Transocean Inc. (a)	1,150	62,066
Unocal Corporation	950	61,798
Valero Energy Corporation	900	71,199
The Williams Companies, Inc.	1,900	36,100
XTO Energy, Inc.	1,200	40,788
		3,309,749

Financials - 19.87%
ACE Limited	950	42,608
AFLAC INCORPORATED	1,690	73,143
The Allstate Corporation	2,340	139,815
Ambac Financial Group, Inc.	350	24,416
American Express Company	4,150	220,904
American International Group, Inc.	8,902	517,206
AmSouth Bancorporation	1,150	29,900
Aon Corporation	1,050	26,292
Apartment Investment & Management Company	300	12,276
Archstone-Smith Trust	600	23,172
Bank of America Corporation	13,902	634,070
The Bank of New York Company, Inc.	2,700	77,706
BB&T Corporation	1,850	73,944
The Bear Stearns Companies Inc.	390	40,537
Capital One Financial Corporation	850	68,008
The Charles Schwab Corporation	4,500	50,760
The Chubb Corporation	700	59,927
Cincinnati Financial Corporation	551	21,798
CIT Group Inc.	700	30,079
Citigroup Inc.	17,805	823,125
Comerica Incorporated	600	34,680
Compass Bancshares, Inc.	400	18,000
Countrywide Financial Corporation	1,998	77,143
E*TRADE Financial Corporation (a)	1,200	16,788
Equity Office Properties Trust	1,271	42,070
Equity Residential	950	34,979
Fannie Mae	3,300	192,720
Federated Investors, Inc. - Class B	300	9,003
Fifth Third Bancorp	1,850	76,238
First Horizon National Corporation	400	16,880
Franklin Resources, Inc.	850	65,433
Freddie Mac	2,350	153,290
Golden West Financial Corporation	1,000	64,380
The Goldman Sachs Group, Inc.	1,550	158,131
The Hartford Financial Services Group, Inc.	1,050	78,519
Huntington Bancshares Incorporated	750	18,105
Janus Capital Group Inc.	750	11,280
Jefferson-Pilot Corporation	400	20,168
JPMorgan Chase & Co.	12,095	427,195
KeyCorp	1,350	44,752
Lehman Brothers Holdings Inc.	950	94,316
Lincoln National Corporation	600	28,152
Loews Corporation	650	50,375
M&T Bank Corporation	400	42,064
Marsh & McLennan Companies, Inc.	1,740	48,198
Marshall & Ilsley Corporation	750	33,337
MBIA Inc.	500	29,655
MBNA Corporation	4,200	109,872
Mellon Financial Corporation	1,350	38,732
Merrill Lynch & Co., Inc.	3,200	176,032
MetLife, Inc.	2,500	112,350
MGIC Investment Corporation	300	19,566
Moody's Corporation	980	44,061
Morgan Stanley	3,900	204,633
National City Corporation	2,250	76,770
North Fork Bancorporation, Inc.	1,500	42,135
Northern Trust Corporation	750	34,193
Plum Creek Timber Company, Inc.	650	23,595
PNC Financial Services Group	950	51,737
Principal Financial Group, Inc.	1,050	43,995
The Progressive Corporation	650	64,227
ProLogis	600	24,144
Providian Financial Corporation (a)	900	15,867
Prudential Financial, Inc.	1,750	114,905
Regions Financial Corporation	1,552	52,582
Safeco Corporation	400	21,736
Simon Property Group, Inc.	790	57,267
SLM Corporation	1,475	74,930
Sovereign Bancorp, Inc.	1,200	26,808
The St. Paul Travelers Companies, Inc.	2,241	88,587
State Street Corporation	1,150	55,488
SunTrust Banks, Inc.	1,250	90,300
Synovus Financial Corp.	1,050	30,104
T. Rowe Price Group, Inc.	400	25,040
Torchmark Corporation	400	20,880
U.S. Bancorp	6,400	186,880
UnumProvident Corporation	1,050	19,236
Wachovia Corporation	5,484	272,006
Washington Mutual, Inc.	2,895	117,798
Wells Fargo & Company	5,740	353,469
XL Capital Ltd. - Class A	500	37,210
Zions Bancorporation	300	22,059
		7,624,731

Health Care - 13.19%
Abbott Laboratories	6,950	340,619
Aetna Inc.	1,000	82,820
Allergan, Inc.	765	65,209
AmerisourceBergen Corporation	657	45,432
Amgen Inc. (a)	4,240	256,350
Applera Corporation - Applied Biosystems Group	650	12,785
Bausch & Lomb Incorporated	200	16,600
Baxter International Inc.	2,150	79,765
Becton, Dickinson and Company	850	44,599
Biogen Idec Inc. (a)	1,060	36,517
Biomet, Inc.	850	29,444
Boston Scientific Corporation (a)	2,780	75,060
Bristol-Myers Squibb Company	9,650	241,057
C.R. Bard, Inc.	400	26,604
Cardinal Health, Inc.	2,300	132,434
Caremark Rx, Inc. (a)	1,500	66,780
Chiron Corporation (a)	650	22,678
CIGNA Corporation	500	53,515
Eli Lilly and Company	6,000	334,260
Express Scripts, Inc. (a)	600	29,988
Fisher Scientific International Inc. (a)	400	25,960
Forest Laboratories, Inc. (a)	2,450	95,182
Genzyme Corporation (a)	850	51,077
Gilead Sciences, Inc. (a)	1,400	61,586
Guidant Corporation	1,150	77,395
Hospira, Inc. (a)	525	20,475
Humana Inc. (a)	500	19,870
IMS Health Incorporated	750	18,578
Johnson & Johnson	12,200	793,000
King Pharmaceuticals, Inc. (a)	650	6,773
Laboratory Corporation of America Holdings (a)	400	19,960
Manor Care, Inc.	300	11,919
McKesson Corporation	2,250	100,778
Medco Health Solutions, Inc. (a)	875	46,690
MedImmune, Inc. (a)	850	22,712
Medtronic, Inc.	4,230	219,072
Merck & Co. Inc.	12,350	380,380
Millipore Corporation (a)	200	11,346
Mylan Laboratories Inc.	900	17,316
PerkinElmer, Inc.	400	7,560
Quest Diagnostics Incorporated	600	31,962
Schering-Plough Corporation	7,750	147,715
St. Jude Medical, Inc. (a)	1,180	51,460
Stryker Corporation	1,280	60,877
Thermo Electron Corporation (a)	500	13,435
UnitedHealth Group Incorporated	4,400	229,416
Waters Corporation (a)	400	14,868
Watson Pharmaceuticals, Inc. (a)	400	11,824
WellPoint Inc. (a)	2,200	153,208
Wyeth	6,200	275,900
Zimmer Holdings, Inc. (a)	890	67,791
		5,058,601

Industrials - 10.86%
3M Co.	2,680	193,764
Allied Waste Industries, Inc. (a)	900	7,137
American Power Conversion Corporation	650	15,333
American Standard Companies, Inc	700	29,344
Avery Dennison Corporation	350	18,536
The Boeing Company	2,800	184,800
Burlington Northern Santa Fe Corporation	1,250	58,850
Caterpillar Inc.	1,150	109,606
Cendant Corporation	3,600	80,532
Cintas Corporation	600	23,160
Cooper Industries Ltd. - Class A	300	19,170
CSX Corporation	650	27,729
Cummins Inc.	100	7,461
Danaher Corporation	1,000	52,340
Deere & Company	850	55,666
Delta Air Lines, Inc. (a)	300	1,128
Dover Corporation	650	23,647
Eaton Corporation	500	29,950
Emerson Electric Co.	1,450	90,813
Equifax Inc.	400	14,284
FedEx Corp.	1,050	85,060
Fluor Corporation	300	17,277
General Dynamics Corporation	650	71,201
General Electric Company	36,335	1,259,008
Goodrich Corporation	400	16,384
Honeywell International Inc.	2,900	106,227
Illinois Tool Works Inc.	1,000	79,680
Ingersoll-Rand Company	600	42,810
ITT Industries, Inc.	325	31,730
L-3 Communications Holdings, Inc.	400	30,632
Lockheed Martin Corporation	1,450	94,062
Masco Corporation	1,450	46,052
Monster Worldwide Inc. (a)	400	11,472
Navistar International Corporation (a)	200	6,400
Norfolk Southern Corporation	1,350	41,796
Northrop Grumman Corporation	1,214	67,074
PACCAR Inc.	625	42,500
Pall Corporation	400	12,144
Parker Hannifin Corporation	400	24,804
Pitney Bowes Inc.	750	32,663
R.R. Donnelley & Sons Company	700	24,157
Raytheon Company	1,450	56,724
Robert Half International Inc.	600	14,982
Rockwell Automation, Inc.	650	31,662
Rockwell Collins, Inc.	550	26,224
Ryder System, Inc.	200	7,320
Southwest Airlines Co.	2,500	34,825
Textron Inc.	500	37,925
Tyco International Ltd.	6,800	198,560
Union Pacific Corporation	915	59,292
United Parcel Service, Inc. - Class B	3,790	262,116
United Technologies Corporation	3,500	179,725
W.W. Grainger, Inc.	300	16,437
Waste Management, Inc.	1,850	52,429
		4,164,604

Information Technology - 14.71%
ADC Telecommunications, Inc. (a)	314	6,836
Adobe Systems Incorporated	1,600	45,792
Advanced Micro Devices, Inc. (a)	1,200	20,808
Affiliated Computer Services, Inc. - Class A (a)	400	20,440
Agilent Technologies, Inc. (a)	1,550	35,681
Altera Corporation (a)	1,250	24,775
Analog Devices, Inc.	1,250	46,637
Andrew Corporation (a)	400	5,104
Apple Computer, Inc. (a)	2,900	106,749
Applied Materials, Inc.	5,600	90,608
Applied Micro Circuits Corporation (a)	900	2,304
Autodesk, Inc.	800	27,496
Automatic Data Processing, Inc.	2,000	83,940
Avaya Inc. (a)	1,500	12,480
BMC Software, Inc. (a)	750	13,462
Broadcom Corporation - Class A (a)	1,050	37,285
Ciena Corporation (a)	1,400	2,926
Cisco Systems, Inc. (a)	21,885	418,222
Citrix Systems, Inc. (a)	500	10,830
Computer Associates International, Inc.	1,855	50,975
Computer Sciences Corporation (a)	600	26,220
Compuware Corporation (a)	1,200	8,628
Comverse Technology, Inc. (a)	650	15,372
Convergys Corporation (a)	400	5,688
Corning Incorporated (a)	5,050	83,931
Dell Inc. (a)	8,270	326,748
Electronic Arts Inc. (EA) (a)	1,100	62,271
Electronic Data Systems Corporation	1,650	31,762
EMC Corporation (a)	8,250	113,107
First Data Corporation	2,729	109,542
Fiserv, Inc. (a)	650	27,917
Freescale Semiconductor, Inc. - Class B (a)	1,342	28,424
Gateway, Inc. (a)	1,200	3,960
Hewlett-Packard Company	9,857	231,738
Intel Corporation	21,435	558,596
International Business Machines Corporation (IBM)	5,615	416,633
Intuit Inc. (a)	665	29,998
Jabil Circuit, Inc. (a)	665	20,435
JDS Uniphase Corporation (a)	4,750	7,220
KLA-Tencor Corporation	750	32,775
Lexmark International, Inc. (a)	450	29,173
Linear Technology Corporation	1,050	38,524
LSI Logic Corporation (a)	1,200	10,188
Lucent Technologies Inc. (a)	14,550	42,341
Maxim Integrated Products, Inc.	1,150	43,942
Mercury Interactive Corporation (a)	300	11,508
Micron Technology, Inc. (a)	1,950	19,910
Microsoft Corporation	34,540	857,974
Molex Incorporated	650	16,926
Motorola, Inc.	8,430	153,932
National Semiconductor Corporation	1,200	26,436
NCR Corporation (a)	600	21,072
Network Appliance, Inc. (a)	1,150	32,511
Novell, Inc. (a)	1,000	6,200
Novellus Systems, Inc. (a)	500	12,355
NVIDIA Corporation (a)	500	13,360
Oracle Corporation (a)	15,380	203,016
Parametric Technology Corporation (a)	900	5,742
Paychex, Inc.	1,175	38,235
PMC - Sierra, Inc. (a)	500	4,665
QLogic Corporation (a)	300	9,261
QUALCOMM Inc.	5,700	188,157
Sabre Holdings Corporation	400	7,980
Sanmina-SCI Corporation (a)	1,700	9,299
Scientific-Atlanta, Inc.	500	16,635
Siebel Systems, Inc.	1,600	14,240
Solectron Corporation (a)	3,300	12,507
Sun Microsystems, Inc. (a)	10,750	40,098
SunGard Data Systems, Inc. (a)	950	33,412
Symantec Corporation (a)	2,500	54,350
Symbol Technologies, Inc.	750	7,403
Tektronix, Inc.	300	6,981
Tellabs, Inc. (a)	1,400	12,180
Teradyne, Inc. (a)	650	7,781
Texas Instruments Incorporated	5,700	159,999
Unisys Corporation (a)	950	6,014
VERITAS Software Corporation (a)	1,350	32,940
Xerox Corporation (a)	3,100	42,749
Xilinx, Inc.	1,150	29,325
Yahoo! Inc. (a)	4,580	158,697
		5,642,333

Materials - 2.80%
Air Products and Chemicals, Inc.	750	45,225
Alcoa Inc.	3,100	81,003
Allegheny Technologies, Inc.	300	6,618
Ball Corporation	400	14,384
Bemis Company, Inc.	300	7,962
The Dow Chemical Company	3,300	146,949
E.I. du Pont de Nemours and Company	3,400	146,234
Eastman Chemical Company	300	16,545
Ecolab Inc.	800	25,888
Engelhard Corporation	400	11,420
Freeport-McMoRan Copper & Gold, Inc. - Class B	600	22,464
Georgia-Pacific Corp.	850	27,030
Great Lakes Chemical Corporation	200	6,294
Hercules Incorporated (a)	400	5,660
International Flavors & Fragrances Inc.	275	9,960
International Paper Company	1,590	48,034
Louisiana-Pacific Corporation	400	9,832
MeadWestvaco Corporation	650	18,226
Monsanto Company	850	53,439
Newmont Mining Corporation	1,450	56,594
Nucor Corporation	500	22,810
Pactiv Corporation (a)	500	10,790
Phelps Dodge Corporation	300	27,750
PPG Industries, Inc.	600	37,656
Praxair, Inc.	1,100	51,260
Rohm & Haas Company	750	34,755
Sealed Air Corporation (a)	300	14,937
Sigma-Aldrich Corporation	200	11,208
Temple-Inland Inc.	400	14,860
United States Steel Corporation	400	13,748
Vulcan Materials Company	300	19,497
Weyerhaeuser Company	850	54,103
		1,073,135

Telecommunication Services - 3.05%
Alltel Corporation	1,090	67,885
AT&T Corp.	2,600	49,504
BellSouth Corporation	6,200	164,734
CenturyTel, Inc.	400	13,852
Citizens Communications Company	950	12,768
Nextel Communications, Inc. - Class A (a)	3,780	122,132
Qwest Communications International Inc. (a)	6,000	22,260
SBC Communications Inc.	11,250	267,188
Sprint Corporation	4,900	122,941
Verizon Communications Inc.	9,517	328,812
		1,172,076

Utilities - 3.35%
The AES Corporation (a)	2,300	37,674
Allegheny Energy, Inc. (a)	500	12,610
Ameren Corporation	700	38,710
American Electric Power Company, Inc.	1,250	46,087
Calpine Corporation (a)	1,700	5,780
CenterPoint Energy, Inc.	900	11,889
Cinergy Corp.	600	26,892
CMS Energy Corporation (a)	600	9,036
Consolidated Edison, Inc.	865	40,517
Constellation Energy Group	700	40,383
Dominion Resources, Inc.	1,150	84,398
DTE Energy Company	590	27,594
Duke Energy Corporation	3,100	92,163
Dynegy Inc. - Class A (a)	1,200	5,832
Edison International	1,150	46,632
Entergy Corporation	750	56,662
Exelon Corporation	2,300	118,059
FirstEnergy Corp.	1,150	55,327
FPL Group, Inc.	1,400	58,884
KeySpan Corporation	600	24,420
Nicor Inc.	100	4,117
NiSource Inc.	850	21,021
Peoples Energy Corporation	100	4,346
PG&E Corporation	1,250	46,925
Pinnacle West Capital Corporation	300	13,335
PPL Corporation	700	41,566
Progress Energy, Inc.	850	38,454
Public Service Enterprise Group Incorporated	850	51,697
Sempra Energy	750	30,983
The Southern Company	2,505	86,848
TECO Energy, Inc.	600	11,346
TXU Corp.	850	70,627
Xcel Energy, Inc.	1,250	24,400
		1,285,214
TOTAL COMMON STOCKS (Cost $32,695,804)		$37,427,542

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 2.21%
FHLB Discount Note,
2.975%, 07/01/2005	$798,000	$798,000
U.S. Treasury Bill,
3.035%, 09/22/2005	50,000	49,661
TOTAL SHORT TERM INVESTMENTS (Cost $847,661)		$847,661
Total Investments (Cost $33,543,465) - 99.77%		$38,275,203
Other Assets in Excess of Liabilities - 0.23%		86,689
TOTAL NET ASSETS - 100.00%		$38,361,892

(a) Non Income Producing

The Catholic Equity Fund
Schedule of Futures Contracts
June 30, 2005 (Unaudited)

		Unrealized
Futures Contracts Purchased	Contracts	Depreciation

S&P 500 Index Futures Contracts Expiring
September 2005 (Underlying Face Amount at
Market Value $298,875)	1	$ (2,888)

S&P 500 Index E-mini Futures Contracts Expiring
September 2005 (Underlying Face Amount at
Market Value $597,750)	10	(5,275)
		$ (8,163)

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (Principal Executive Officer) and Chief Financial Officer (Principal Accounting Officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Catholic Funds, Inc.

By /s/ Theodore F. Zimmer
Theodore F. Zimmer, President

Date  August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Theodore F. Zimmer
Theodore F. Zimmer, President

Date August 16, 2005

By /s/ Allan G. Lorge
Allan G. Lorge, Vice President, Secretary and CFO

Date August 9, 2005